Cover Page	Jul. 11, 2024
Document Information [Line Items]
Document Type	8-K/A
Entity Registrant Name	Welltower Inc.
Amendment Flag	true
Amendment Description	This Amendment No. 1 is being filed solely for the purpose of addressing and correcting a technical issue which resulted in an inadvertent printer error relating to disclosure of the amount of Notes (as defined herein) issued (which is $1,035,000,000, reflecting the initial purchasers’ full exercise of the option) and the maximum number of shares issuable (which is 9,911,884 shares) under Items 2.03 and 3.02 in the body of the Form 8-K. The Form 8-K otherwise remains unchanged, and no changes have been made to the Indenture, Form of Global Note, Registration Rights Agreement and press release.
Entity Central Index Key	0000766704
Document Period End Date	Jul. 11, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8923
Entity Tax Identification Number	34-1096634
Entity Address, Address Line One	4500 Dorr Street
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43615
City Area Code	419
Local Phone Number	247-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1.00 par value per share
Trading Symbol	WELL
Security Exchange Name	NYSE
Guarantee of 4.800% Notes due 2028 issued by Welltower OP LLC [Member]
Document Information [Line Items]
Title of 12(b) Security	Guarantee of 4.800% Notes due 2028 issued by Welltower OP LLC
Trading Symbol	WELL/28
Security Exchange Name	NYSE
Guarantee of 4.500% Notes due 2034 issued by Welltower OP LLC [Member]
Document Information [Line Items]
Title of 12(b) Security	Guarantee of 4.500% Notes due 2034 issued by Welltower OP LLC
Trading Symbol	WELL/34
Security Exchange Name	NYSE
Welltower OP LLC [Member]
Document Information [Line Items]
Entity Registrant Name	Welltower OP LLC
Entity Central Index Key	0001917598
Entity Incorporation, State or Country Code	DE
Entity File Number	333-264093-01
Entity Tax Identification Number	88-1538732
Entity Address, Address Line One	4500 Dorr Street
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43615
Welltower OP LLC [Member] | M4.800 Notes Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.800% Notes due 2028
Trading Symbol	WELL28
Security Exchange Name	NYSE
Welltower OP LLC [Member] | M4.500 Notes Due 2034 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2034
Trading Symbol	WELL34
Security Exchange Name	NYSE